FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Schedule of Derivative Instruments
The interest rate swaps are not designated as hedges and are summarized as at December 31, 2019 as follows:

Notional Amount	Inception Date	Maturity Date	Fixed Interest Rate
($000s)
12,892	June 2013	June 2020	1.4025%
38,546	September 2013	September 2020	1.5035%
65,645	December 2013	December 2020	1.6015%
12,690	March 2014	March 2021	1.6998%
13,033	June 2014	June 2021	1.7995%
13,376	September 2014	September 2021	1.9070%
150,000	February 2016	February 2026	2.1970%
306,182

Carrying Value and Estimated Fair Value of Financial Instruments
The carrying value and estimated fair value of the Company's financial instruments as of December 31, 2019 and 2018 are as follows:

	2019		2018
(in thousands of $)	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Cash and cash equivalents	174,223	174,223	66,484	66,484
Restricted cash	3,153	3,153	1,420	1,420
Liabilities:
Floating rate debt	1,553,928	1,553,928	1,525,028	1,525,028
Fixed rate debt	147,413	146,225	215,524	212,696

Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
The estimated fair value of financial assets and liabilities are as follows:

(in thousands of $)	2019 Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	174,223	174,223	—	—
Restricted cash	3,153	3,153	—	—
Liabilities:
Floating rate debt	1,553,928	—	1,553,928	—
Fixed rate debt	146,225	—	7,329	138,896

(in thousands of $)	2018 Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	66,484	66,484	—	—
Restricted cash	1,420	1,420	—	—
Liabilities:
Floating rate debt	1,525,028	—	1,525,028	—
Fixed rate debt	212,696	—	7,631	205,065